Operating costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary Of Operating Costs

	Three months period ended March 31,
	2020	2019
Commission costs	441,951	242,831
Operating losses and provisions	38,303	2,901
Other costs	98,562	62,024

Clearing house fees	63,504	34,513
Third parties’ services	18,148	19,579
Other	16,910	7,932

Total	578,816	307,756

	2019	2018	2017
Commission costs	1,269,309	750,103	455,241
Operating losses and provisions	23,332	9,989	7,148
Other costs	313,419	181,154	117,491

Clearing house fees	201,083	96,896	71,419
Third parties’ services	76,669	53,124	28,953
Other	35,667	31,134	17,119

Total	1,606,060	941,246	579,880